Effect of Forward Currency and Futures Contracts, by Risk Exposure, on Statements of Operations (Detail) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	$ (343,346)	$ 1,301,901	$ 435		$ 629,770		$ 1,301,013		$ (3,234,749)		$ 699,926
Net change in unrealized appreciation/depreciation on forward currency contracts	1,104,660	(2,134,784)	51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net realized gain (loss) on futures contracts	(470,249)	3,418,213	(67,036)		16,378		(433,358)		(2,748,162)		3,045,389
Net change in unrealized appreciation/depreciation on futures contracts	(379,793)	(483,228)	(125,582)		(539,264)		3,388,908		1,891,124		(1,917,712)
Net change in unrealized appreciation/depreciation on forward currency contracts	1,104,660	(2,134,784)	51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net change in unrealized appreciation/depreciation on futures contracts	(379,793)	(483,228)	(125,582)		(539,264)		3,388,908		1,891,124		(1,917,712)
Foreign exchange contracts | Net Change in Unrealized Appreciation Depreciation on Forward Currency Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on forward currency contracts			51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net change in unrealized appreciation/depreciation on forward currency contracts			51,933		(200,717)		(770,858)		1,152,214		(175,836)
Foreign exchange contracts | Net Realized Gain (Loss) On Forward Currency Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts			435		629,770		1,301,013		(3,234,749)		699,926
Equity contracts | Net Change In Unrealized Appreciation Depreciation On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts			17,583	[1]	101,694		952,322		(181,294)		(345,880)	[1]
Net change in unrealized appreciation/depreciation on futures contracts			17,583	[1]	101,694		952,322		(181,294)		(345,880)	[1]
Equity contracts | Net Realized Gain Loss On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts			(34,582)	[1]	(480,783)	[1]	129,800	[1]	(65,098)	[1]	873,834	[1]
Interest rate contracts | Net Change In Unrealized Appreciation Depreciation On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts			(143,262)	[1]	(640,958)		2,436,586		2,072,418		(1,571,737)	[1]
Net change in unrealized appreciation/depreciation on futures contracts			(143,262)	[1]	(640,958)		2,436,586		2,072,418		(1,571,737)	[1]
Interest rate contracts | Net Realized Gain Loss On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts			$ (34,493)	[1]	$ 462,543	[1]	$ (598,615)	[1]	$ (2,770,249)	[1]	$ 2,130,286	[1]

[1]	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.